ESTIMATION OF FAIR VALUE - Investment in debt securities pledged as collateral (Details) - Financial assets measured at fair value through other comprehensive income, category [member] - COP ($)
$ in Millions
	Dec. 31, 2025	Dec. 31, 2024
Debt securities [member]
Disclosure of financial assets [line items]
Financial assets pledged as collateral	$ 10,475,058	$ 10,190,595
Pledged in money market operations | Debt securities [member]
Disclosure of financial assets [line items]
Financial assets pledged as collateral	8,008,252	9,554,188
Pledged in money market operations | Securities issued or secured by central banks
Disclosure of financial assets [line items]
Financial assets pledged as collateral		18,670
Pledged in money market operations | Securities issued or secured by foreign Governments
Disclosure of financial assets [line items]
Financial assets pledged as collateral		1,195,671
Pledged in money market operations | Securities issued or secured by Colombian Government
Disclosure of financial assets [line items]
Financial assets pledged as collateral	7,863,755	8,113,512
Pledged in money market operations | Securities issued or secured by other Colombian Government entities
Disclosure of financial assets [line items]
Financial assets pledged as collateral	22,457	24,260
Pledged in money market operations | Securities issued or secured by other financial entities
Disclosure of financial assets [line items]
Financial assets pledged as collateral		37,767
Pledged in money market operations | Other debt securities
Disclosure of financial assets [line items]
Financial assets pledged as collateral	122,040	164,308
Pledged as collateral in operations with derivative instruments | Debt securities [member]
Disclosure of financial assets [line items]
Financial assets pledged as collateral	9,331
Pledged as collateral in operations with derivative instruments | Securities issued or secured by Colombian Government
Disclosure of financial assets [line items]
Financial assets pledged as collateral	9,331
Pledged as collateral to special entities such as CRCC, BR and BVC | Debt securities [member]
Disclosure of financial assets [line items]
Financial assets pledged as collateral	2,457,475	636,407
Pledged as collateral to special entities such as CRCC, BR and BVC | Securities issued or secured by Colombian Government
Disclosure of financial assets [line items]
Financial assets pledged as collateral	2,457,475	636,407
Level 1 of fair value hierarchy [member] | Debt securities [member]
Disclosure of financial assets [line items]
Financial assets pledged as collateral	9,343,906	8,656,735
Level 1 of fair value hierarchy [member] | Pledged in money market operations | Debt securities [member]
Disclosure of financial assets [line items]
Financial assets pledged as collateral	6,957,829	8,233,618
Level 1 of fair value hierarchy [member] | Pledged in money market operations | Securities issued or secured by foreign Governments
Disclosure of financial assets [line items]
Financial assets pledged as collateral		862,930
Level 1 of fair value hierarchy [member] | Pledged in money market operations | Securities issued or secured by Colombian Government
Disclosure of financial assets [line items]
Financial assets pledged as collateral	6,942,359	7,353,270
Level 1 of fair value hierarchy [member] | Pledged in money market operations | Securities issued or secured by other Colombian Government entities
Disclosure of financial assets [line items]
Financial assets pledged as collateral	15,470	17,418
Level 1 of fair value hierarchy [member] | Pledged as collateral to special entities such as CRCC, BR and BVC | Debt securities [member]
Disclosure of financial assets [line items]
Financial assets pledged as collateral	2,386,077	423,117
Level 1 of fair value hierarchy [member] | Pledged as collateral to special entities such as CRCC, BR and BVC | Securities issued or secured by Colombian Government
Disclosure of financial assets [line items]
Financial assets pledged as collateral	2,386,077	423,117
Level 2 of fair value hierarchy [member] | Debt securities [member]
Disclosure of financial assets [line items]
Financial assets pledged as collateral	1,131,152	1,533,860
Level 2 of fair value hierarchy [member] | Pledged in money market operations | Debt securities [member]
Disclosure of financial assets [line items]
Financial assets pledged as collateral	1,050,423	1,320,570
Level 2 of fair value hierarchy [member] | Pledged in money market operations | Securities issued or secured by central banks
Disclosure of financial assets [line items]
Financial assets pledged as collateral		18,670
Level 2 of fair value hierarchy [member] | Pledged in money market operations | Securities issued or secured by foreign Governments
Disclosure of financial assets [line items]
Financial assets pledged as collateral		332,741
Level 2 of fair value hierarchy [member] | Pledged in money market operations | Securities issued or secured by Colombian Government
Disclosure of financial assets [line items]
Financial assets pledged as collateral	921,396	760,242
Level 2 of fair value hierarchy [member] | Pledged in money market operations | Securities issued or secured by other Colombian Government entities
Disclosure of financial assets [line items]
Financial assets pledged as collateral	6,987	6,842
Level 2 of fair value hierarchy [member] | Pledged in money market operations | Securities issued or secured by other financial entities
Disclosure of financial assets [line items]
Financial assets pledged as collateral		37,767
Level 2 of fair value hierarchy [member] | Pledged in money market operations | Other debt securities
Disclosure of financial assets [line items]
Financial assets pledged as collateral	122,040	164,308
Level 2 of fair value hierarchy [member] | Pledged as collateral in operations with derivative instruments | Debt securities [member]
Disclosure of financial assets [line items]
Financial assets pledged as collateral	9,331
Level 2 of fair value hierarchy [member] | Pledged as collateral in operations with derivative instruments | Securities issued or secured by Colombian Government
Disclosure of financial assets [line items]
Financial assets pledged as collateral	9,331
Level 2 of fair value hierarchy [member] | Pledged as collateral to special entities such as CRCC, BR and BVC | Debt securities [member]
Disclosure of financial assets [line items]
Financial assets pledged as collateral	71,398	213,290
Level 2 of fair value hierarchy [member] | Pledged as collateral to special entities such as CRCC, BR and BVC | Securities issued or secured by Colombian Government
Disclosure of financial assets [line items]
Financial assets pledged as collateral	$ 71,398	$ 213,290